Basis of preparation (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2019 MXN ($)	Dec. 31, 2019 MXN ($) Rate	Dec. 31, 2018 MXN ($) Rate	Dec. 31, 2017 MXN ($) Rate	Dec. 31, 2019 MXN ($)	Dec. 31, 2019	Dec. 31, 2018 MXN ($)	Dec. 31, 2018	Dec. 31, 2017
Basis of preparation
Closing foreign exchange rate		18.89	19.67	19.66		18.89		19.67	19.66
Right-of-use assets					$ 1,125,536		$ 922,410
Depreciation, right-of-use assets		$ 302,804	$ 0	$ 0
Interest paid on lease		37,797
Payment of lease liability	$ 922,410	$ 325,207	$ 0	$ 0